Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act and applicable SEC regulations, the following table sets forth required information regarding the relationship between “compensation actually paid” to our NEOs, calculated in accordance with SEC regulations, and the Company’s financial performance for fiscal years 2025, 2024, 2023, 2022 and 2021. For information regarding decisions made by our Compensation and Human Resources Committee with respect to executive compensation, refer to “
Compensation Discussion & Analysis
” above:

					Value of $100

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (in millions) (5)	Adjusted Free Cash Flow (in millions) (6)

2025	$13,022,298	$22,351,840	$2,491,725	$2,761,590	$625	$193	$431	$466

2024	$14,778,004	$(5,999,694)	$2,573,273	$(163,813)	$559	$161	$506	$524

2023	$11,200,810	$50,496,414	$2,951,630	$7,209,890	$764	$135	$417	$651

2022	$12,242,321	$50,156,845	$2,342,015	$4,919,833	$398	$130	$26	$299

2021	$12,591,069	$48,256,831	$3,145,491	$8,198,482	$216	$95	$(450)	$278

(1)	The dollar amounts reported represent the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table for each year.
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end
value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards for PEO	Add Fair Value of Current Year Equity Awards for PEO	Add Change in Fair Value of Prior Year Equity Awards Unvested at Year End for PEO	Add Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year for PEO	Add Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for PEO	Compensation Actually Paid to PEO

2025	$13,022,298	$(9,969,035)	$15,865,464	$872,443	—	$2,560,670	$22,351,840

2024	$14,778,004	$(11,549,276)	$6,110,042	$(4,656,330)	—	$(10,682,134)	$(5,999,694)

2023	$11,200,810	$(7,723,345)	$15,592,059	$29,336,167	—	$2,090,723	$50,496,414

2022	$12,242,321	$(6,541,693)	$10,759,142	$11,178,114	—	$22,518,961	$50,156,845

2021	$12,591,069	$(9,296,759)	$40,526,942	$2,454,230	—	$1,981,349	$48,256,831

(3)
For 2025, our
non-PEO
NEOs were Messrs. Dhruv, Weatherholt, Ward, Mills, Mitra and Glance. For 2024, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Ward, Mills and Davison. For 2023, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Mills, Mongrain and Davison. For 2022, our
non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021.

To calculate the amounts in the “Compensation Actually Paid to non-PEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our non-PEO
NEOs’ “Total” compensation as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Deduct Average Reported Value of Equity Awards for Non-PEO NEOs	Add Average Fair Value of Current Year Equity Awards for Non-PEO NEOs	Add Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End for Non-PEO NEOs	Add Average Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year	Add Average Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for Non- PEO NEOs	Add Average Fair Value at end of Prior Fiscal Year of Awards that failed to Meet Vesting Requirements in Current Year	Average Compensation Actually Paid to Non-PEO NEOs

2025	$2,491,725	$(1,484,558)	$1,789,253	$55,710	$—	$120,826	$(211,366)	$2,761,590

2024	$2,573,273	$(1,612,529)	$804,356	$(432,777)	$57,314	$(876,639)	$(676,811)	$(163,813)

2023	$2,951,630	$(1,692,311)	$3,348,573	$2,506,519	$—	$95,480	$—	$7,209,890

2022	$2,342,015	$(1,022,677)	$1,083,690	$968,174	$27,886	$2,444,554	$(923,809)	$4,919,833

2021	$3,145,491	$(1,825,841)	$6,878,832	—	$—	—	—	$8,198,482

(4)
The peer group total shareholder return shown in the table reflects the cumulative performance of the members of the Dow Jones U.S. Oil Equipment and Services Index from June 2, 2021, the date our ordinary shares were listed on Nasdaq, through each year-end presented. The values assume a $100 investment on June 2, 2021 and reinvestment of all dividends.

(5)	Reflects net income (loss) as shown in the Company’s respective Annual Report on Form 10-K for the years indicated.

(6)
Reflects adjusted free cash flow, the “company-selected measure.” Adjusted free cash flow is a non-GAAP
financial measure calculated as cash flows provided by (used in) operating activities, less capital expenditures plus proceeds from disposition of assets. Refer to Annex A of this Proxy Statement for a reconciliation of adjusted free cash flow to cash flows provided by operating activities, the most directly comparable GAAP financial measure.

Company Selected Measure Name	adjusted free cash flow
Named Executive Officers, Footnote
(1)	The dollar amounts reported represent the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table for each year.
(3)
For 2025, our
non-PEO
NEOs were Messrs. Dhruv, Weatherholt, Ward, Mills, Mitra and Glance. For 2024, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Ward, Mills and Davison. For 2023, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Mills, Mongrain and Davison. For 2022, our
non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021.

Peer Group Issuers, Footnote
(4)
The peer group total shareholder return shown in the table reflects the cumulative performance of the members of the Dow Jones U.S. Oil Equipment and Services Index from June 2, 2021, the date our ordinary shares were listed on Nasdaq, through each year-end presented. The values assume a $100 investment on June 2, 2021 and reinvestment of all dividends.

PEO Total Compensation Amount	$ 13,022,298	$ 14,778,004	$ 11,200,810	$ 12,242,321	$ 12,591,069
PEO Actually Paid Compensation Amount	$ 22,351,840	(5,999,694)	50,496,414	50,156,845	48,256,831
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end
value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards for PEO	Add Fair Value of Current Year Equity Awards for PEO	Add Change in Fair Value of Prior Year Equity Awards Unvested at Year End for PEO	Add Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year for PEO	Add Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for PEO	Compensation Actually Paid to PEO

2025	$13,022,298	$(9,969,035)	$15,865,464	$872,443	—	$2,560,670	$22,351,840

2024	$14,778,004	$(11,549,276)	$6,110,042	$(4,656,330)	—	$(10,682,134)	$(5,999,694)

2023	$11,200,810	$(7,723,345)	$15,592,059	$29,336,167	—	$2,090,723	$50,496,414

2022	$12,242,321	$(6,541,693)	$10,759,142	$11,178,114	—	$22,518,961	$50,156,845

2021	$12,591,069	$(9,296,759)	$40,526,942	$2,454,230	—	$1,981,349	$48,256,831

Non-PEO NEO Average Total Compensation Amount	$ 2,491,725	2,573,273	2,951,630	2,342,015	3,145,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,761,590	(163,813)	7,209,890	4,919,833	8,198,482
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2025, our
non-PEO
NEOs were Messrs. Dhruv, Weatherholt, Ward, Mills, Mitra and Glance. For 2024, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Ward, Mills and Davison. For 2023, our
non-PEO
NEOs were Messrs. Mitra, Weatherholt, Mills, Mongrain and Davison. For 2022, our
non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the non-PEO
NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021.

To calculate the amounts in the “Compensation Actually Paid to non-PEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our non-PEO
NEOs’ “Total” compensation as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Deduct Average Reported Value of Equity Awards for Non-PEO NEOs	Add Average Fair Value of Current Year Equity Awards for Non-PEO NEOs	Add Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End for Non-PEO NEOs	Add Average Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year	Add Average Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for Non- PEO NEOs	Add Average Fair Value at end of Prior Fiscal Year of Awards that failed to Meet Vesting Requirements in Current Year	Average Compensation Actually Paid to Non-PEO NEOs

2025	$2,491,725	$(1,484,558)	$1,789,253	$55,710	$—	$120,826	$(211,366)	$2,761,590

2024	$2,573,273	$(1,612,529)	$804,356	$(432,777)	$57,314	$(876,639)	$(676,811)	$(163,813)

2023	$2,951,630	$(1,692,311)	$3,348,573	$2,506,519	$—	$95,480	$—	$7,209,890

2022	$2,342,015	$(1,022,677)	$1,083,690	$968,174	$27,886	$2,444,554	$(923,809)	$4,919,833

2021	$3,145,491	$(1,825,841)	$6,878,832	—	$—	—	—	$8,198,482

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES
The following table identifies the four most important financial performance measures used by the Committee to link the “compensation actually paid” to our CEO and other NEOs in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in “
Compensation Discussion & Analysis
” above.

Financial Performance Measures

Adjusted Free Cash Flow*

Adjusted EBITDA*

Total Shareholder Return

Adjusted EBITDA Margin*
* Adjusted free cash flow, adjusted EBITDA and adjusted EBITDA margin are non-GAAP
financial measures. See Annex A to this proxy statement for a reconciliation of GAAP to
Non-GAAP
measures.

Total Shareholder Return Amount	$ 625	559	764	398	216
Peer Group Total Shareholder Return Amount	193	161	135	130	95
Net Income (Loss)	$ 431,000,000	$ 506,000,000	$ 417,000,000	$ 26,000,000	$ (450,000,000)
Company Selected Measure Amount	466,000,000	524,000,000	651,000,000	299,000,000	278,000,000
PEO Name	Mr. Saligram	Mr. Saligram	Mr. Saligram	Mr. Saligram	Mr. Saligram
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow*
Non-GAAP Measure Description
(6)
Reflects adjusted free cash flow, the “company-selected measure.” Adjusted free cash flow is a non-GAAP
financial measure calculated as cash flows provided by (used in) operating activities, less capital expenditures plus proceeds from disposition of assets. Refer to Annex A of this Proxy Statement for a reconciliation of adjusted free cash flow to cash flows provided by operating activities, the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,969,035)	$ (11,549,276)	$ (7,723,345)	$ (6,541,693)	$ (9,296,759)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,865,464	6,110,042	15,592,059	10,759,142	40,526,942
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,443	(4,656,330)	29,336,167	11,178,114	2,454,230
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,560,670	(10,682,134)	2,090,723	22,518,961	1,981,349
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,484,558)	(1,612,529)	(1,692,311)	(1,022,677)	(1,825,841)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,789,253	804,356	3,348,573	1,083,690	6,878,832
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,710	(432,777)	2,506,519	968,174	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	57,314	0	27,886	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,826	(876,639)	95,480	2,444,554	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (211,366)	$ (676,811)	$ 0	$ (923,809)	$ 0